                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21900

                            RIC COINVESTMENT FUND LP
               (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY             10105
      (Address of principal executive offices)                 (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

RIC COINVESTMENT FUND LP

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       1

FINANCIAL STATEMENTS:

   Statement of Assets and Liabilities at December 31, 2006                   2

   Schedule of Investments at December 31, 2006                               3

   Statement of Operations and Financial Highlights for the Period from
      May 8, 2006 (Commencement of Operations) through December 31, 2006      4

   Statement of Cash Flows for the Period from May 8, 2006
      (Commencement of Operations) through December 31, 2006                  5

   Statements of Changes in Net Assets for the Period from May 8, 2006
      (Commencement of Operations) through December 31, 2006                  6

   Notes to Financial Statements                                              7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of RIC Coinvestment Fund LP

We have audited the accompanying statement of assets and liabilities of RIC Coinvestment Fund LP ("the Fund"), including the schedule of investments, as of December 31, 2006, and the related statements of operations, cash flows, and changes in net assets, and the financial highlights for the period from May 8, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2006, and the results of its operations, its cash flows, changes in its net assets, and the financial highlights for the period from May 8, 2006 (commencement of operations) to December 31, 2006, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young

New York, NY
February 28, 2007

RIC COINVESTMENT FUND LP

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)

                                                             December 31, 2006
                                                             -----------------
ASSETS
Investment in Brookdale Senior Living, Inc. ("Brookdale"),
   at fair value (cost $650,000)                                  $844,842
Dividend receivable                                                  7,920
Cash and cash equivalents                                                4
                                                                  --------
                                                                   852,766
LIABILITIES
Due to affiliates                                                        9
Other liabilities                                                       50
                                                                  --------
                                                                        59

NET ASSETS, representing partners' capital                        $852,707
                                                                  ========
NET ASSETS CONSISTS OF:
Capital paid in                                                   $650,000
Capital distributed                                                     --
Undistributed net investment income                                  7,865
Accumulated net unrealized gain                                    194,842
                                                                  --------
                                                                  $852,707
                                                                  ========

See notes to financial statements.

RIC COINVESTMENT FUND LP

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2006
(dollar amounts in thousands)

                                                                            Dividends,
                                                                           Interest and
Investment                     Description of Securities (b)   Cost (a)   Realized Gains   Fair Value
----------                     -----------------------------   --------   --------------   ----------
Brookdale Senior Living Inc.   17,600,867 common shares        $650,000       $14,961        $844,842
                                                               ========       =======        ========

(a) The United States Federal income tax basis of RIC Coinvestment Fund LP's investment at the end of the period was approximately $643.0 million and, accordingly, unrealized appreciation for United States Federal income tax purposes was approximately $201.8 million.

(b) The acquisition occurred in July 2006. Shares are restricted and RIC has registration rights.

See notes to financial statements.

RIC COINVESTMENT FUND LP

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)

                                                       Period from May 8, 2006
                                                           (Commencement of
                                                         Operations) through
                                                          December 31, 2006
                                                       -----------------------
Income
   Dividends                                                  $ 14,961
   Interest income                                                   1
                                                              --------
                                                                14,962
                                                              --------
Expenses
   Operating expense                                                59
                                                              --------
                                                                    59
                                                              --------
Net investment income                                           14,903

Net unrealized gain on Brookdale                               194,842
                                                              --------
Net increase in net assets resulting from operations          $209,745
                                                              ========

FINANCIAL HIGHLIGHTS

                                                                 Period from May 8, 2006
                                                                     (Commencement of
                                                                   Operations) through
                                                                    December 31, 2006
                                                                 -----------------------
Disclosure of certain ratios:
   Ratio of total expenses to average net assets                          0.0%*
   Ratio of net investment income (loss) to average net assets            3.6%*
   Portfolio turnover rate                                                0.0%*
   IRR since inception                                                   90.3%
   Total return                                                          33.4%

* Annualized

See notes to financial statements.

RIC COINVESTMENT FUND LP

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)

                                                                Period from May 8, 2006
                                                                    (Commencement of
                                                                  Operations) through
                                                                   December 31, 2006
                                                                -----------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                   $ 209,745
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
      Net unrealized gain on Brookdale                                  (194,842)
      Investment in Brookdale                                           (650,000)
      Change in:
         Dividends receivable                                             (7,920)
         Due to affiliates                                                     9
         Other liabilities                                                    50
                                                                       ---------
Net cash used in operating activities                                   (642,958)
                                                                       ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                 650,000
   Capital distributions                                                  (7,038)
                                                                       ---------
Net cash provided by financing activities                                642,962
                                                                       ---------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                      4
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                --
                                                                       ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                               $       4
                                                                       =========

See notes to financial statements.

RIC COINVESTMENT FUND LP

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                  Period from May 8, 2006
                                                                      (commencement of
                                                                    Operations) through
                                                                     December 31, 2006
                                                                  -----------------------
Increase (decrease) in net assets resulting from operations
   Net investment income/(loss)                                          $  14,903
   Net unrealized gains on Brookdale investment                            194,842
                                                                         ---------
Net increase (decrease) in net assets resulting from operations            209,745
Capital contributions                                                      650,000
Distributions of net investment income                                      (7,038)
                                                                         ---------
Net increase (decrease) in net assets                                      852,707
Net assets, beginning of period                                                 --
                                                                         ---------
Net assets, end of period                                                $ 852,707
                                                                         =========
Undistributed net investment income/(loss)                               $   7,865
                                                                         =========

See notes to financial statements.

RIC COINVESTMENT FUND LP

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1.   ORGANIZATION

     RIC Coinvestment Fund LP (the "Company") was formed on May 8, 2006, as a Delaware limited partnership and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in Brookdale Senior Living Inc. (NYSE: BKD). The Company owns approximately
     17.6 million shares of the outstanding common stock of Brookdale, a leading senior living company.

     The liability of each partner is limited to the amount of capital contributions required to be made by such partner in accordance with the provisions of the Company's partnership agreement, as amended. The partnership agreement provides that, unless terminated earlier, the Company will terminate on May 8, 2014, subject to no more than two one-year extensions. The general partner of the Company is RIC Coinvestment Fund GP LLC. The table below represents the partners of the Company, their commitment and the amount of capital they funded:

                                                                  Partners'
                                                                   Capital       Partners'
Limited Partners                                                 Commitment   Capital Called
----------------                                                 ----------   --------------
Combined Fortress Investment Fund IV (SisterCo)1                 $  500,000      $250,000
Combined Fortress Investment Fund IV (Coinvestment SisterCo) 2   $  150,000      $ 75,000
Fortress RIC Coinvestment Fund LP                                $  649,480      $324,740
Four affiliated individual investors                             $      520      $    260

General Partner
----------------
RIC Coinvestment Fund GP, LLC (General Partner)                  $        0      $      0
                                                                 ----------      --------
Total                                                            $1,300,000      $650,000
                                                                 ==========      ========
Percent of commitment                                                                50.0%
                                                                                 ========

1. The combined total includes the ownership of the following entities, Fortress Investment Fund IV (SisterCo A-1) L.P., ("Fund IV A"), Fortress Investment Fund IV (SisterCo B-1 Sub) L.P., ("Fund IV B"), Fortress Investment Fund IV (SisterCo CFG-1 Sub) L.P., ("Fund IV CFG"), Fortress Investment Fund IV (SisterCo D-1) L.P.,("Fund IV D"), Fortress Investment Fund IV (SisterCo E-1) L.P. ("Fund IV E").

2. The combined total includes the ownership of the following entities, Fortress Investment Fund IV (Coinvestment SisterCo A-1) LP,
     ("Fund IV CO A"), Fortress Investment Fund IV (Coinvestment SisterCo
     B-1 Sub) LP, ("Fund IV CO B"), Fortress Investment Fund IV (Coinvestment SisterCo CFG-1 Sub) LP, ("Fund IV CO CFG"), Fortress Investment Fund IV (Coinvestment SisterCo D-1) LP, ("Fund IV CO D").

     Affiliates of the general partner manage each of the limited partners organized as funds.

RIC COINVESTMENT FUND LP

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The Company reports its investments at fair value on the reporting date.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on the Company's investments in securities that results from a counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks.

     VALUATION OF ASSETS AND LIABILITIES - The valuation of investments is determined in accordance with the Company's valuation policies as approved by the Company's board of trustees. The Company's primary underlying investment, Brookdale, is traded on a national securities exchange and is stated at the last reported sales price on the day of valuation.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each partner is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

     DISTRIBUTIONS TO MEMBERS - Distributions to partners are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. For the period from May 8, 2006 (commencement of operations) through December 31, 2006, the Company declared and paid cash distributions of approximately $7 million to its partners.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date of receipt. Interest income is recognized as earned on an accrual basis.

RIC COINVESTMENT FUND LP

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

     CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

     RECENT ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. The adoption of SFAS 157 is not expected to have a material impact on the Company's financial condition or results of operations.

     In September 2006, the FASB cleared Statement of Position No. 71, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 71") for issuance. SOP 71 addresses whether the accounting principles of the Audit and Accounting Guide for Investment Companies may be applied to an entity by clarifying the definition of an investment company and whether those accounting principles may be retained by a parent company in consolidation or by an investor in the application of the equity method of accounting. When issued, SOP 71 will apply to reporting periods beginning on or after December 15, 2007. Management has determined that the Company continues to meet the definition of an investment company under this guidance.

     In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities." SFAS 159 permits entities to choose to measure many financial instruments, and certain other items, at fair value. SFAS 159 applies to reporting periods beginning after November 15, 2007. The Company is currently evaluating the potential impact on adoption of SFAS 159.

RIC COINVESTMENT FUND LP

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

3.   ALLOCATIONS TO PARTNERS

     Net Profits and Net Losses, as defined, are allocated to the partners in proportion to their respective capital accounts. During the period from May 8, 2006 (commencement of operations) through December 31, 2006, the Company distributed approximately $7 million to its partners. No management fees or incentive fees are charged to the partners of this fund.

4.   DUE TO AFFILIATES

     Due to affiliates of $9,000 represents general and administrative expenses paid by an affiliate of the general partner on behalf of the Company.

RIC COINVESTMENT FUND
UNAUDITED STATEMENT OF ADDITIONAL INFORMATION
I. Trustees' and Officers' Information

Name (age)                                                                                                       No. of Portfolios
Position (held since)                                                                                            in Fund Complex for
Address (see Footnote 3)             Principal Occupation During Past 5 yrs            Other Directorships      which Trustee Serves
------------------------             --------------------------------------        --------------------------   --------------------
INDEPENDENT TRUSTEE (1)

DENNIS PORTERFIELD (70)              -    EXECUTIVE VICE PRESIDENT AND SENIOR      -    HACKENSACK UNIVERSITY             4
TRUSTEE (MAY 2006)                        INVESTMENT OFFICER OF SUMMIT BANCORP.         MEDICAL CENTER
                                          (JULY 1994 - JULY 1999)

JOHN C. SITES, JR. (55)              -    GENERAL PARTNER OF DAYSTAR SPECIAL       -    COVENANT HOUSE                    3
TRUSTEE (MAY 2006)                        SITUATIONS FUNDS, L.O. AND ROCK CREEK
                                          PARTNERS II, LTD                         -    THE WALKER COMPANIES
                                          (NOVEMBER 1995 - PRESENT)

INTERESTED TRUSTEES (1)(4)

WESLEY R. EDENS (45)                 -    PRINCIPAL OF FORTRESS INVESTMENT         -    BROOKDALE SENIOR LIVING INC.      4
CHAIRMAN OF THE BOARD                     GROUP LLC MAY (1998 TO PRESENT)          -    EUROCASTLE INVESTMENT LIMITED
OF TRUSTEES (MAY 2006)                                                             -    GLOBAL SIGNAL INC.
                                                                                   -    GREEN TREE INC.
                                                                                   -    ITALFONDIARIO S.P.A.
                                                                                   -    MAYPELEY LTD.
                                                                                   -    NEWCASTLE INVESTMENT CORP.
OFFICERS (2)

WESLEY R. EDENS (45)                 -    PRINCIPAL OF FORTRESS INVESTMENT GROUP   -    OFFICER OF 4 OTHER               --
CHIEF EXECUTIVE OFFICER (MAY 2001)        LLC (MAY 1998 TO PRESENT)                     INVESTMENT COMPANIES
                                                                                        ADVISED BY THE
                                                                                        ADVISOR.

WESLEY R. EDENS (45)                 -    PRINCIPAL OF FORTRESS INVESTMENT GROUP   -    OFFICER OF 4 OTHER               --
CHIEF EXECUTIVE OFFICER (MAY 2001)        LLC (MAY 1998 TO PRESENT)                     INVESTMENT COMPANIES
                                                                                        ADVISED BY THE
                                                                                        ADVISOR.

RANDAL A. NARDONE (51)               -    PRINCIPAL OF FORTRESS INVESTMENT GROUP   -    OFFICER OF 4 OTHER               --
VICE PRESIDENT, CHIEF OPERATING           LLC (MAY 1998 TO PRESENT)                     INVESTMENT COMPANIES
OFFICER AND SECRETARY (MAY 2001)                                                        ADVISED BY THE
                                                                                        ADVISOR

JEFFREY R. ROSENTHAL (56)            -    CHIEF FINANCIAL OFFICER AND TREASURER    -    OFFICER OF 4 OTHER               --
CHIEF FINANCIAL OFFICER AND               OF FIG ADVISORS LLC                           INVESTMENT COMPANIES
TREASURER (JULY 2002)                     (JULY 2002 TO PRESENT)                        ADVISED BY THE
                                                                                        ADVISOR

                                     -    EXECUTIVE VICE PRESIDENT AND CHIEF
                                          OPERATING OFFICER OF STARWOOD CAPITAL
                                          GROUP (APRIL 1997 TO JUNE 2002)

ALLISON THRUSH (43)                  -    MANAGING DIRECTOR OF FORTRESS            -    OFFICER OF 4 OTHER               --
VICE PRESIDENT AND ASSISTANT              INVESTMENT GROUP LLC (MARCH 2001              INVESTMENT COMPANIES
SECRETARY (AUGUST 2006)                   TO PRESENT)                                   ADVISED BY THE
                                                                                        ADVISOR


(1) Each Trustee serves an indefinite term until his or her resignation, death or removal.

(2) Officers are elected to annual terms by the Trustees; the date of the last election was May 8, 2006.

(3) The address for each Trustee and Officer is c/o Fortress, 1345 Avenue of the Americas, 46th Floor, New York, NY 10105.

(4) Interested Trustee is defined by Section 2 (19)(A) of the Investment Company Act of 1940.

Aggregate remuneration paid by the Registrant during the year to all trustees equals $0.

The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(i) without charge by calling collect (212) 798-6100 and (ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the portfolio holdings of the Registrant as of December 31, 2006, by industry based on the net asset value of each investment:

Senior Living   100.0%

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) Not applicable.

(c) During the period covered by the report, the Code of Ethics was amended to comply with the new code of ethics requirements under Rule 17j-1 promulgated under the Investment Company Act of 1940.

(d) During the period covered by the report, the Registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is filed as Exhibit A to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Mr. Dennis Porterfield is the audit committee financial expert and is "independent" pursuant to the general instructions of Form N-CSR Item 3. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $0 for fiscal year 2005 and $42,600 for fiscal year 2006.

(b) Audit-Related Fees. Not applicable.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years by the principal accountant for tax services were $0 for fiscal year 2005 and $7,800 for fiscal year 2006.

(d) All Other Fees. Not Applicable

(e)(1) Audit Committee's Pre-Approval Policies and Procedures, pursuant to Item 4 of Form N-CSR:

The Audit Committee pre-approves all audit, review and attest engagements required under the securities laws and regulations provided by Ernst & Young, the Registrant's independent auditors. The Audit Committee also approves all non-audit services, including tax services, provided to the Registrant by Ernst & Young and verifies, at the time of pre-approval, that such pre-approved non-audit services would not be prohibited services under securities regulations. The Audit Committee pre-approves all non-audit services provided to the Registrant's investment adviser and to affiliates of the investment adviser that provide ongoing services to the Registrant, but only if the non-audit services have a direct impact on the operations or financial reporting of the Registrant.

(e)(2) All of the services described in each of paragraphs (b) through (d) of
Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) There were no non-audit fees billed by the Registrant's accountant for services rendered to the Registrant other than those described in item 4 (c) or 4 (d) above, Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for fiscal year 2005 and for fiscal year 2006.

(h) The Registrant's audit committee of the board of trustees has not considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence because no such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the audited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, FIG Advisors, LLC. The Proxy Voting Policies and Procedures of the Advisor (the "Proxy Voting Policies") are as follows:

                          FORTRESS INVESTMENT GROUP LLC
                       PROXY VOTING POLICY AND PROCEDURES

This policy has been adopted by Fortress Investment Group LLC to facilitate the voting of proxies relating to portfolio securities of clients with respect to which Fortress Investment Group LLC or any of its affiliates that are subject to the Investment Advisers Act of 1940, as amended (collectively "Fortress"). In connection with these investment advisory services, Fortress exercises voting responsibilities for its clients through its corporate proxy voting process.

Each of Fortress Registered Investment Trust, Fortress Investment Trust II LLC, Fortress Brookdale Investment Fund LLC, Fortress Pinnacle Investment Fund LLC and RIC Coinvestment Fund LP have delegated to Fortress the authority to vote proxies relating to its portfolio securities in accordance with this policy.

This policy is intended by Fortress (i) to constitute "written policies and procedures" as described in Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and (ii) to constitute proxy voting policies and procedures referred to in Item 18 of Form N-2 adopted under the Investment Company Act of 1940, as amended.

                                      INDEX

                                                                            PAGE
                                                                            ----
Definitions..............................................................     3
Objective................................................................     4
Resolutions of Conflicts of Interest.....................................     4
Proxy Voting Coordinator.................................................     5
Assembling Voting Information............................................     6
Portfolio Managers.......................................................     6
Accumulating Voting Results..............................................     6
Communicating Votes......................................................     7
Record of Voting Delegation..............................................     7
Annual review of Policy Function.........................................     7
Disclosure and Comments on Voting........................................     8
Joining Insurgent or Voting Committees...................................     8
Social Issues............................................................     8
Recordkeeping............................................................     8

DEFINITIONS

"Client" means any person with whom Fortress has a contract to perform discretionary investment management services and for whom Fortress is authorized by the contract or required by applicable law to vote or consider voting securities held in the Client's account.

"Compliance Officer" means the Director of Compliance, Fortress Investment Group LLC.

"Conflict of Interest" means, as to any Client, any conflict between a pecuniary interest of Fortress or any of its affiliates (other than such Client, if deemed an affiliate) and the duties of Fortress to the Client.

"Fortress" means Fortress Investment Group LLC and each of its affiliates that is subject to registration under the Investment Advisers Act of 1940, as amended, or is otherwise subject to the rules and regulations thereunder generally, including, specifically, Rule 206(4)-6.

"Proxy Voting Coordinator" means the individual appointed from time to time by the Investment Committee to perform the proxy voting coordination functions described in this policy.

"Social Issues" means any issue presented for a vote of holders of any security which is held in an account on behalf of a Client which may reasonably be interpreted as (i) unrelated in any substantial respect to the voting objective of this policy and (ii) intended to promote directly or indirectly the interests of persons who are not holders of the relevant security.

"Investment Committee" means the Investment Committee of Fortress Investment Group LLC or such committee to which it shall have delegated the functions of the Investment Committee hereunder.

"Voting Results" means the specific information described under the caption "Accumulating Voting Results."

OBJECTIVES

This policy defines procedures for voting securities held on behalf of each Client in respect of which Fortress has the discretionary authority to vote, to ensure that such securities are voted for the benefit of and in the best interest of the Client. The objective of voting a security in each case under this policy is to seek to enhance the value of the investment which the security represents or to reduce the potential for a decline in the value of the investment which the security represents. With respect to Fortress's private equity fund Clients, each vote (including, without limitation, each vote relating to corporate governance matters) will be considered in light of such Clients' possible strategic objective of seeking to influence the management of or control of a company; to the extent that a particular vote has strategic importance in connection with achieving such objective, Fortress will vote the applicable security taking this additional objective into account.

This policy does not prescribe voting requirements or specific voting consideration. Instead, this policy provides procedures for (i) assembling voting information and applying the informed expertise and judgment of Fortress's personnel on a timely basis in pursuit of the above stated voting objectives and (ii) addressing conflicts of interest.

A further element of this policy is that while voting on all issues presented should be considered, voting on all issues is not required. Some issues presented for a vote of security holders are not relevant to this policy's voting objective, or it is not reasonably possible to ascertain what effect, if any, a vote on a given issue may have on the value of an investment. Accordingly, Fortress may abstain from voting or decline a vote in those cases where, in Fortress's judgments (i) there is no relationship between the issue and the enhancement or preservation of an investment's value or (ii) the achievement of the Client's investment objectives are not reasonably likely to be a function of the outcome of decisions or issues presented by the vote.

It is also important to the pursuit of this policy's voting objectives that Fortress be able to substitute its judgment in any specific situation for a presumption in this policy where strict adherence to the presumption could reasonably be expected by Fortress, based upon the information then available, to be inconsistent with the objectives of this policy, as set forth above. Accordingly, Fortress understands that it may substitute its judgment in a specific voting situation described in the preceding sentence, except where explicitly prohibited by a Client or this policy.

RESOLUTIONS OF CONFLICTS OF INTEREST

It is unlikely that conflicts of interest will arise in the context of Fortress's proxy voting, because Fortress does not engage in investment banking, the advising of public companies or, except in cases where it exercises control, the managing of public companies.

In addition, insofar as Fortress refers discretionary votes to its portfolio managers, Fortress's Compliance Department monitors all relationships between portfolio managers and their immediate families, on the one hand, and issuers soliciting proxies from Fortress's Clients, on the other hand. If a portfolio manager conflict is identified with respect to a given proxy vote, the Investment Committee will remove such vote from the conflicted portfolio manager and will instead consider and cast the vote.

Certain advisory or other agreements between Fortress and specific Clients set forth procedures which must be followed for identified related party or conflict of interest transactions. In these circumstances, votes which present conflicts of interest to which such procedures apply will be resolved by recourse to the procedures mandated by such agreements; in many of these cases, such procedures mandate referring the matter to the Client's advisory board, board of directors or board of trustees, as the case may be, and Fortress intends to use its reasonable best efforts to ensure that recourse to such bodies is effected in a timely manner where failure to do so might reasonably be expected to have an adverse effect on the value of the investment represented by the applicable security.

In the event that a potential material conflict of interest does arise and is not addressed by the foregoing procedures, the primary means by which Fortress avoids a material conflict of interest in the voting of proxies for its clients is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings.

PROXY VOTING COORDINATOR

The Investment Committee shall appoint a Proxy Voting Coordinator. The Proxy Voting Coordinator shall discharge the following function in effectuating this policy:

     (i) Collecting and assembling proxy statement and other communication pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

     (ii) Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by Fortress and other services specified by portfolio managers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

     (iii) Providing to appropriate portfolio managers any specific voting instructions from Clients that are entitled to provide such instructions under the applicable investment advisory agreement;

     (iv) Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons (which may include proxy voting services or agents engaged by Fortress);

     (v) Accumulating Voting Results as set forth in this policy and transmitting that information to the Compliance Officer in a timely manner; and

     (vi) Participating in the annual review of the policy function as set forth in this policy.

The Proxy Voting Coordinator may, with the Investment Committee's approval, delegate any portion or all of any one or more of these functions to one or more other individuals employed by

Fortress. Any portion or all of any one or more of these functions may be performed by service providers engaged by Fortress.

ASSEMBLING VOTING INFORMATION

The Proxy Voting Coordinator shall obtain proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions to custodians, brokers, nominees, tabulators or others in a manner to permit voting on relevant issues in a timely manner. Fortress may engage service providers and other third parties to assemble this information, digest, abstract the information where necessary or desirable, and deliver it to the individuals assigned by Fortress to evaluate proxy voting issues.

PORTFOLIO MANAGERS

The portfolio manager responsible for a particular Client (i.e., the particular Fortress entity providing investment advisory services to such Client and the senior personnel responsible for such entity's investment decisions) is responsible for the timely voting (or determining not to vote in the appropriate cases) of proxies relating to the securities held on behalf of such Client in accordance with this policy. The portfolio manager may, to the extent not prohibited by agreement(s) setting forth its contractual obligations to such Client, and consistent with its fiduciary duties, delegate voting responsibilities to one or more other portfolio managers or other individuals. Portfolio managers are authorized to consider voting recommendations and other information and analysis provided by service providers (including proxy voting services) engaged by Fortress.

ACCUMULATING VOTING RESULTS

The Proxy Voting Coordinator is responsible for reporting the following information respecting the voting of each proxy to the Compliance Officer, as to each matter relating to a portfolio security held for a Client, considered at a shareholder meeting, and with respect to which the Client was entitled to vote:

     (i)  The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security;

     (iii) The CUSIP number for the portfolio security;

     (iv) The shareholder meeting date;

     (v)  A brief identification of the matter voted on;

     (vi) Whether a vote was cast on the matter;

     (vii) How the vote was cast on the matter (e.g., for or against the proposal, or abstain, etc.);

     (viii) Whether a vote was cast for or against management.

The foregoing information must be delivered to the Compliance Officer no later than July 31, for each 12 month period ending on the preceding June 30. Fortress may use third party service providers to record, accumulate and deliver the foregoing information to the Compliance Officer.

The Proxy Voting Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more other individuals employed by Fortress.

COMMUNICATING VOTES

The Proxy Voting Coordinator shall communicate decisions on proxy votes to the custodian or to other persons who transmit or record votes on portfolio securities held by or for each Client in a timely manner. The Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more individuals employed by Fortress. Fortress may engage one or more service providers to facilitate timely communication of proxy votes. Fortress is not responsible for voting proxies that are not forwarded on a timely basis. Fortress does not control the setting of record dates, shareholder meeting dates or the timing of distribution of proxy materials and ballots relating to shareholder votes as a general matter.

RECORD OF VOTING DELEGATION

The Compliance Officer shall maintain a list of all Clients with a specification as to each Client whether or not Fortress is authorized to vote proxies respecting the Client's portfolio securities.

ANNUAL REVIEW OF POLICY FUNCTION

The Compliance Officer shall conduct a periodic review, no less often than annually, which shall comprise the following elements:

     (i) Review a sample of the record of voting delegation maintained by the Compliance Officer against Voting Results to determine if Fortress is exercising its authority to vote proxies on portfolio securities held on behalf of the selected Clients;

     (ii) Request and review voting data to determine if timely communication of proxy votes is reasonably accomplished during the relevant period;

     (iii) Meet with the Proxy Voting Coordinator to review the voting of proxies, communication of proxy votes, accumulation of Voting Results and the general functioning of this policy; and

     (iv) Prepare a written report to the Investment Committee respecting the foregoing items.

DISCLOSURE AND COMMENTS ON VOTING

Fortress will provide a copy of these policies and procedures to Clients upon request. Clients may also obtain information on how portfolio securities held on their behalf were voted by written request and addressed to Fortress "Proxy Voting Coordinator". It is the policy of Fortress not to comment on specific proxy votes with respect to securities held for a Client in response to inquiries from persons who are not specifically or authorized representative of such Client. The Investment Committee may authorize comments in specific cases, in its discretion.

JOINING INSURGENT OR VOTING COMMITTEES

It is the policy of Fortress, for itself and its Clients, not to join any insurgent or voting committee or similar group unless doing so is consistent with the Client's investment objective. The Investment Committee may, in other circumstances, approve participation in any such committee or group in its discretion, and shall advise the authorized representative of the Client of any such action.

SOCIAL ISSUES

It is the presumption of this policy that proxies shall not be voted on Social Issues, unless the advisory agreement with the Client provides otherwise. The Investment Committee may approve voting of any security held on behalf of a Client on any Social Issue.

RECORDKEEPING

The Compliance Officer shall maintain the following records:

     (i)  Copies of this policy as from time to time revised or supplemented;

     (ii) A copy of each proxy statement that Fortress receives regarding Client securities;

     (iii) Voting Results for each Client;

     (iv) A copy of any document created by Fortress that was material to making a decision on how to vote proxies on behalf of a Client;

     (v) A copy of each written Clients request for information on how Fortress voted proxies on behalf of the Client and Fortress's response thereto;

     (vi) Communications to Client respecting Conflicts of Interest; and

     (vii) All written reports arising from annual reviews of policy function.

The Compliance Officer shall maintain and preserve in his office the foregoing records for a period of not less than five years from the end of Fortress' fiscal year during which the last entry was made on the record the first two years in an appropriate office of Fortress. The Compliance Officer may use the Securities and Exchange Commission's EDGAR database for the items referred to in item (ii) above, and the Investment Committee may authorize the Compliance Officer to engage one or more service providers to perform any portion of this recordkeeping function provided (1) the function is performed in compliance with applicable governmental regulations and (2) each service provider provides a written undertaking to furnish the records to Fortress promptly upon request.

As adopted, May 2006

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There have not been changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIC Coinvestment Fund LP


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: March 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: March 12, 2007


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: March 12, 2007